POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
POST RETIREMENT BENEFIT PLAN

NOTE 18 – POST RETIREMENT BENEFIT PLAN

          Effective July 1, 2013, the Corporation revised its retiree medical benefit plan for employees who were hired before March 27, 2007. Newly retiring employees will no longer be offered medical, dental or life insurance coverage. Instead, qualified retirees will receive a post retirement bonus. The Corporation will pay a post retirement bonus equal to $20,000 to employees (i) who were hired prior to March 20, 2007; (ii) who retire on or after July 1, 2013; (iii) who are at least age 59 ½ at the time of retirement; and (iv) who have at least twenty-five years of service to the Corporation as of retirement. The bonus will be paid in a lump sum cash payment (subject to applicable tax withholding requirements) within 60 days after the employee’s retirement, provided such retirement constitutes a “separation from service” under section 409A of the Internal Revenue Code. The Corporation still sponsors a defined benefit post-retirement health care plan for retirees who retired prior to July 1, 2007. Under this plan, premiums paid by retirees and spouses depend on date of retirement, age and coverage election.

          The Corporation funding policy is to make the minimal annual contribution that is required by applicable regulations, plus such amounts as the Corporation may determine to be appropriate from time to time. The Corporation expects to contribute $174 to the plan in 2015.

          The following table provides further information about the plan:

	Post-retirement benefits
	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$2,313	$7,421
Service cost	33	138
Interest cost	111	292
Plan participants’ contributions	-	-
Expected benefits paid	(183)	(266)
Negative plan amendment	-	(2,662)
Actuarial (gain) loss	286	(2,558)
Amendments	-	(52)
Benefit obligation at end of year	$2,560	$2,313
Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	183	266
Benefits paid	(183)	(266)
Fair value of plan assets at end of year	$-	$-
Reconciliation of funded status
Projected benefit obligation, end of year	$(2,560)	$(2,313)
Fair value of assets, end of year	-	-
Funded status, end of year	$(2,560)	$(2,313)

          Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2014	2013
Unrecognzied net actuarial (gain) loss	$(2,016)	$(2,490)
Unrecognized prior service cost	(46)	(52)
	$(2,062)	$(2,542)

           Amounts recognized in statement of financial position are as follows:

	2014	2013
Current liability	$-	$183
Noncurrent liability	2,560	2,130
Total	$2,560	$2,313

           A reconciliation of other comprehensive income is as follows:

	Post-retirement benefits
	2014	2013	2012
Accumulated other comprehensive income beginning of year	$(2,542)	$2,920	$(305)
Amortization of net actuarial gain (loss)	188	(190)	-
Negative plan amendment gain	-	(2,662)	-
Loss/(gain) incurred in current year	287	(2,558)	3,225
Prior service cost established in current year	5	(52)	-
Other comprehensive income/(loss)	480	(5,462)	3,225
Ending balance (before tax effects)	$(2,062)	$(2,542)	$2,920

	Post-retirement benefits
Components of net periodic benefit cost
	2014	2013	2012
Service cost	$34	$138	$91
Interest cost	111	292	351
Amortization of prior service cost	(5)	-	-
Recognized net actuarial (gain) loss	(188)	190	-
Net periodic benefit cost (income)	$(48)	$620	$442

          The estimated net gain for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $160.

	Post-retirement benefits
Weighted-average assumption used to determine benefit obligation:	2014	2013
Discount rate	4.25%	5%
Rate of compensation increase	NA	NA

	Post-retirement benefits
Weighted-average assumptions used to determine benefit costs:	2014	2013
Discount rate	5.00%	4%

          The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

Health care trend rate	2014	2013
Initial
Pre-65	9%	11%
Post-65	8.0%	7.5%
Ultimate (pre and post-65)	5%	5%
Years to ultimate
Pre-65	8	6
Post-65	6	5

           The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company benefits
2015	$174
2016	168
2017	157
2018	190
2019	174
2020 - 2024	986
$1,849

          Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-point	1-percentage-
	increase	point decrease
Effect on total of service and interest cost	11	(6)
Effect on postretirement benefit obligation	283	(133)